FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents		$ 1,142,004	$ 949,327	$ 753,497	$ 989,396
Other financial assets (current and non-current)		648,009	814,953
Trade and other accounts receivable		1,214,050	1,107,889
Accounts receivable, non-current		6,891	8,254
Accounts receivable from related entities, current		2,582	554
Total		18,797,972	19,198,194
Argentina, Pesos
Assets
Cash and cash equivalents		12,135	7,871
Other financial assets (current and non-current)		297	337
Trade and other accounts receivable		49,958	82,770
Accounts receivable, non-current			4
Total		62,390	90,978
Brazil, Brazil Real
Assets
Cash and cash equivalents		106,499	97,401
Other financial assets (current and non-current)		475,810	686,501
Trade and other accounts receivable		635,890	551,260
Accounts receivable, non-current		4	8,250
Accounts receivable from related entities, current		2
Total		1,218,205	1,335,166
Chile, Pesos
Assets
Cash and cash equivalents		81,845	30,758
Other financial assets (current and non-current)		26,679	668
Trade and other accounts receivable		83,415	92,791
Accounts receivable, non-current		6,887
Accounts receivable from related entities, current		735	554
Total		199,561	133,021
Colombia, Pesos
Assets
Cash and cash equivalents		7,264	4,336
Other financial assets (current and non-current)		1,928	1,023
Trade and other accounts receivable		3,249	16,454
Total		12,441	21,813
Euro Member Countries, Euro
Assets
Cash and cash equivalents		11,746	1,695
Other financial assets (current and non-current)		7,853	6,966
Trade and other accounts receivable		48,286	21,923
Total		67,885	30,584
United States of America, Dollars
Assets
Cash and cash equivalents		882,114	780,124
Other financial assets (current and non-current)		133,431	117,346
Trade and other accounts receivable		257,324	312,394
Accounts receivable from related entities, current		1,845
Total		1,274,714	1,209,864
Other currency
Assets
Cash and cash equivalents		40,401	27,142
Other financial assets (current and non-current)		2,011	2,112
Trade and other accounts receivable	[1]	135,928	30,297
Total		$ 178,340	$ 59,551

[1]	See the composition of the others currencies in Note 8 Trade, other accounts receivable and non-current accounts receivable.